CONTRACTUAL OBLIGATIONS (Details 2) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	$ 33.6
2019
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	21.5
2020
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	11.3
2021
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.8
2022
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0
2023
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0
Thereafter
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0
Vessel
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	33.6	[1]
Vessel | 2019
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	21.5	[1]
Vessel | 2020
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	11.3	[1]
Vessel | 2021
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.8	[1]
Vessel | 2022
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0	[1]
Vessel | 2023
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0	[1]
Vessel | Thereafter
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	$ 0.0	[1]

[1]	Charter hire income for vessels on time charter and bareboat charter is recognized under "Revenue". The average period until redelivery of the vessels for the period ended 31 December 2018 is 0.8 year (2017: 1.1 years).